FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Letters of credit outstanding, amount	$ 168	$ 100
Trade receivables, current percentage	9800.00%	9800.00%
Disclosure of transactions between related parties [line items]
Impairment expense	$ 0	$ 474	$ 10